Note 5 - Property, Mineral Rights, and Equipment: Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2017	Sep. 30, 2016		Sep. 30, 2015
Details
Mineral rights Talapoosa		$ 1,668,400		$ 1,551,000
Mineral rights Eureka		13,712,842		13,618,842
Mineral rights		50,000		50,000
Mineral Rights		15,431,242		15,219,842
Equipment and vehicles		63,591		144,853
Office equipment and furniture		70,150		70,150
Land		51,477		51,477
Property, Plant and Equipment, Gross		185,218		266,480
Accumulated depreciation		(133,741)		(209,065)
Property, mineral rights and equipment, net	$ 17,013,719	$ 15,482,719	[1]	$ 15,277,257	[1]

[1]	Note 5